Related party transactions	12 Months Ended
Jun. 30, 2023
Disclosure of transactions between related parties [abstract]
Related party transactions
21. Related party transactions

Transactions between the group and its related parties are made on terms equivalent to those that prevail in arm’s length transactions.

(a) Subsidiaries
Transactions between the company and its subsidiaries are eliminated on consolidation and therefore are not disclosed. Details of the principal group companies are given in note 22.

(b) Associates and joint ventures
Sales and purchases to and from associates and joint ventures are principally in respect of premium drinks products but also include the provision of management services.
Transactions and balances with associates and joint ventures are set out in the table below:

	2023 £ million	2022 £ million	2021 £ million
Income statement items
Sales	10	11	8
Purchases	13	31	23
Balance sheet items
Group payables	2	2	5
Group receivables	1	2	1
Loans payable	—	—	9
Loans receivable	197	175	108
Cash flow items
Loans and equity contributions, net	93	66	38

Other disclosures in respect of associates and joint ventures are included in note 6.
(c) Key management personnel
The key management of the group comprises the Executive and Non-Executive Directors, the members of the Executive Committee and the Company Secretary. They are listed under ‘Board of Directors and Company Secretary’ and ‘Executive Committee’.

	2023	2022	2021
	£ million	£ million	£ million
Salaries and short-term employee benefits	11	10	9
Annual incentive plan	6	13	13
Non-Executive Directors’ fees	1	1	1
Share-based payments(1)	12	19	12
Post employment benefits	2	2	1
Termination benefits	—	—	2
	32	45	38
(1)    Time-apportioned fair value of unvested options and share awards.

Non-Executive Directors do not receive share-based payments or post employment benefits.
There were no transactions with these related parties during the year ended 30 June 2023 on terms other than those that prevail in arm’s length transactions.
(d) Pension plans
In October 2022, Diageo plc provided an interim credit facility to Diageo Pension Trust Limited, consisting of £850 million for the Diageo Pension Scheme, to support temporary liquidity challenges until 29 December 2022. In December 2022, the maturity date was extended to 29 June 2023. The facility amount was reduced on 22 May 2023 to £350 million and on 14 June 2023 the maturity date was extended to 11 October 2023. The facility was subsequently cancelled on 25 July 2023.
The Diageo pension plans are recharged with the cost of administration services provided by the group to the pension plans and with professional fees paid by the group on behalf of the pension plans. The total amount recharged for the year was £0.1 million (2022 – £0.1 million; 2021 – £0.1 million).
(e) Directors’ remuneration

	2023	2022	2021
	£ million	£ million	£ million
Salaries and short-term employee benefits	3	3	2
Annual incentive plan	2	4	4
Non-Executive Directors' fees	1	1	1
Share option exercises(1)	—	4	—
Shares vesting(1)	4	3	1
Post employment benefits	1	—	—
	11	15	8
(1) Gains on options realised in the year and the benefit from share awards, calculated by using the share price applicable on the date of exercise of the share options and release of the awards.